Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [abstract]
Deposits in banks and other financial institutions		¥ 26
Cash at bank and other financial institutions and on hand	¥ 6,826	4,126
Cash and cash equivalents	¥ 6,826	¥ 4,152	¥ 4,560	¥ 15,414